Fair Value of Financial Assets and Liabilities - Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Derivative instruments	$ 600	$ 0
Derivative instruments	(2,400)	(0)
Carrying value of asset (liability)
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash and cash equivalents	129,098	55,097
Derivative instruments	636	0
Derivative instruments	(2,371)	0
Long-term debt	(778,849)	(454,967)
Fair value asset (liability)
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Cash and cash equivalents	129,098	55,097
Derivative instruments	636	0
Derivative instruments	(2,371)	0
Long-term debt	$ (785,917)	$ (460,030)